Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (PIMCO Global Multi-Asset Managed Volatility Portfolio), Administrative Class)	0 Months Ended
	Feb. 27, 2012
(PIMCO Global Multi-Asset Managed Volatility Portfolio) | Administrative Class
Operating Expenses:
Management Fees	1.05%
Service Fees	0.15%
Other Expenses	0.03%	[1]
Acquired Fund Fees and Expenses	0.50%	[2]
Total Annual Portfolio Operating Expenses	1.73%
Expense Reimbursement	(0.49%)	[3],[4],[5]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	1.24%

[1]	Estimated organizational expenses for the Portfolio's first fiscal year.
[2]	Acquired Fund Fees and Expenses are based on the estimated amounts for the Portfolio's first fiscal year.
[3]	PIMCO contractually agreed, through May 1, 2013, to waive its supervisory and administrative fee, or reimburse the Portfolio, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Portfolio's average net assets attributable to Administrative Class shares (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio IV, Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.